Shareholder Report, Average Annual Return (Details) 194036_Innovator Nasdaq-100 10 Buffer ETF - Quarterly_TF_TSR Annual {TF}	12 Months Ended	16 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Innovator Nasdaq-100® 10 Buffer ETF™ - Quarterly
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Innovator Nasdaq-100 10 Buffer ETF - Quarterly NAV
Average Annual Return, Percent	15.09%	12.61%
NASDAQ 100 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NASDAQ 100 Total Return Index
Average Annual Return, Percent	30.95%	23.42%
NASDAQ 100 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NASDAQ 100 Index
Average Annual Return, Percent	30.00%	22.54%